Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) [Line Items]
Operating lease expenses	$ 454	$ 535	$ 533
Minimum [Member]
Leases (Details) [Line Items]
Operating leases terms	1 year
Maximum [Member]
Leases (Details) [Line Items]
Operating leases terms	5 years